Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	May 27, 2022
Warrants
Warrants outstanding	39,451,134	39,451,134
Exercise price	$ 11.50	$ 11.50
Warrant liability	$ 44	$ 44	$ 57
Fair value change in warrant liability	$ 13	$ 13
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A common stock
Warrants
Maximum redemption closing price per share		$ 18.00
Maximum | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A common stock
Warrants
Trading days		30 days
Minimum | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A common stock
Warrants
Trading days		20 days
Private warrants
Warrants
Warrants outstanding	12,224,134	12,224,134
Public warrants
Warrants
Warrants outstanding	27,227,000	27,227,000
Warrants expire	5 years	5 years
Public warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Warrant redemption price per share	$ 0.01	$ 0.01
Minimum redemption notice period		30 days
Public warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Warrants
Exercise price	$ 0.10	$ 0.10
Minimum redemption notice period		30 days
Public warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Class A common stock
Warrants
Maximum redemption closing price per share		$ 10.00